Environment (Tables)	12 Months Ended
Dec. 31, 2019
ENVIRONMENT
Summary of Environmental Expenses

				12-31-2019						12-31-2018
Company	Project Name	Project Description	Project Status (Terminated, In Process)	Total Disbursements	Amounts Capitalized	Expenses	Disbursement amount in the future	Estimated future payment date	Total Disbursements	Total disbursements previous period
				ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
	Central Pehuenche	Waste Management	In process	3,165	—	3,165	—	-	3,165	—
		Environmental Sanitation	In process	1,988	—	1,988	—	-	1,988	—
Pehuenche	Central Curillinque	Campañas y Estudios	In process	9,061	—	9,061	—	-	9,061
		Environmental Sanitation	In process	882	—	882	—	-	882
	Central Loma Alta	Environmental Sanitation	In process	882	—	882	—	-	882	—
	Monitoreo Ambiental	Environmental Monitoring Cto. with SK Ecology, operation and maintenance CEMS	In process	576,519	—	576,519	—	-	576,519	797,543
	Normalización Cems	Standardization wineries, environmental management, regularization environmental impact assessment (EIA)	In process	207,966	207,966	—	—	-	207,966	645,302
	Centrales Hidráulica	Waste Management and sanitation	In process	2,315	—	2,315	—	-	2,315	11,567
Enel Generación Chile S.A	Gastos Ambientales CC.CC.	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	1,452,158	855,667	596,491	855,667	31-12-2020	2,307,825	2,102,056
	Gastos Ambientales CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In process	5,387,657	1,763,829	3,623,828	1,763,829	31-12-2020	7,151,486	600,350
	Gastos Ambientales CC.HH.	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants. (C.H.)	In process	339,103	—	339,103	420,877	31-12-2020	759,980	2,867,523
	Central Quintero	CEMS Central Quinteros	In process	458,001	110,923	347,078	37,983	31-12-2020	495,984	—
		Total		8,439,697	2,938,385	5,501,313	3,078,356		11,518,053	7,024,341

				12-31-2018						12-31-2017
Company	Project Name	Project Description	Project Status (Terminated, In Process)	Total Disbursements	Amounts Capitalized	Expenses	Disbursement amount in the future	Estimated future payment date	Total Disbursements	Total disbursements previous period
				ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Pehuenche	Gastos Medioambientales Centrales Hidroeléctricas	C.H. Pehuenche E E Pehuenche S.A. Supply of flow measurement equipment.	In process	48,574	48,574	—	—	-	48,574	—
		Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants. (C.H.)	In process	62,560	—	62,560	—	-	62,560	6,787
	Monitoreo Ambiental	Environmental Monitoring Cto. with SK Ecology, operation and maintenance CEMS	In process	797,543	—	797,543	—	-	797,543	1,463,204
Gas Atacama Chile S.A.	Normalización Cems	Standardization wineries, environmental management, regularization environmental impact assessment (EIA)	In process	645,302	645,302	—	—	-	645,302	1,021,630
	Centrales Hidráulica	Waste Management and sanitation	In process	11,567	—	11,567	—	-	11,567	—
	Gastos Ambientales CC.CC.	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	2,102,056	—	2,102,056	—	-	2,102,056	1,252,355
Enel Generación Chile S.A	Gastos Ambientales CC.HH.	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants. (C.H.)	In process	2,867,523	—	2,867,523	—	-	2,867,523	870,281
	Gastos Ambientales CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In process	601,070	417,194	183,156	—	-	600,350	251,277
	C.H. Ralco	Plan Ralco: Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	4,542,216	4,542,216	—	—	-	4,542,216	5,075,137
		Total		11,678,411	5,653,286	6,024,405	—		11,677,691	9,940,671

				12-31-2017
Company	Project Name	Project Description	Project Status (Terminated, In Process)	Total Disbursements	Amounts Capitalized	Expenses	Disbursement amount in the future	Estimated future payment date	Total Disbursements
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Pehuenche	Gastos Medioambientales Centrales Hidroeléctricas	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants. (C.H.)	In process	6,787	—	6,787	—	-	6,787
Gas Atacama Chile S.A.	Monitoreo ambiental	Environmental Monitoring Cto. with SK Ecology, operation and maintenance CEMS	In process	1,463,204	—	1,463,204	—	-	1,463,204
	Normalización CEMS	Standardization wineries, environmental management, regularization environmental impact assessment (EIA)	In process	1,021,630	1,021,630	—	—	-	1,021,630
Eólica Canela	Mejoramiento sectores revegetados	RCA Maintenance (Environment)	In process	104,810	104,810	—	—	-	104,810
	Gastos Medioambientales en CC.EE.	Water quality analysis and Canela's Sanitation	In process	18,347	—	18,347	—	-	18,347
	Gastos Ambientales CC.CC.	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	1,252,355	—	1,252,355	—	-	1,252,355
Enel Generación Chile S.A	Gastos Ambientales CC.HH.	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants. (C.H.)	In process	870,281	—	870,281	—	-	870,281
	Gastos Ambientales CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In process	251,277	—	251,277	—	-	251,277
	C.H. Ralco	Plan Ralco: Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	5,075,137	5,075,137	—	—	-	5,075,137
	C.T. Tal Tal	Nox Taltal Dejection: Engineering, Civil Works and permits	In process	1,290,133	1,290,133	—	—	-	1,290,133
		Total		11,353,961	7,491,710	3,862,251	—		11,353,961